Goodwill and Other Intangible Assets (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets [Abstract]
Goodwill Attributable to Each Reportable Segment
The changes in the carrying amount of goodwill attributable to each reportable segment for the nine month period ended September 30, 2017 are presented in the table below:

	Industrials	Energy	Medical	Total
Balance as of December 31, 2016	$515.8	$439.9	$199.0	$1,154.7
Acquisition	7.9	—	—	7.9
Foreign currency translation and other(1)	31.8	16.6	5.9	54.3
Balance as of September 30, 2017	$555.5	$456.5	$204.9	$1,216.9

(1)	During the nine month period ended September 30, 2017, the Company recorded an increase in goodwill of $0.4 million as a result of measurement period adjustments in the Medical segment.

The changes in the carrying amount of goodwill attributable to each reportable segment for the years ended December 31, 2016 and 2015 are as follows:
	Industrials	Energy	Medical	Total
Balance as of December 31, 2014	$575,890	$811,031	$190,323	$1,577,244
Acquisitions	—	6,942	13,374	20,316
Impairment	—	(343,300)	—	(343,300)
Foreign currency translation	(25,013)	(33,283)	(4,959)	(63,255)
Balance as of December 31, 2015	550,877	441,390	198,738	1,191,005
Acquisitions	—	—	4,021	4,021
Correction of purchase accounting allocation (Note 1)	(15,255)	—	—	(15,255)
Foreign currency translation	(19,836)	(1,465)	(3,818)	(25,119)
Balance as of December 31, 2016	$515,786	$439,925	$198,941	$1,154,652

Intangible Assets
Other intangible assets at September 30, 2017 and December 31, 2016 consist of the following:

	September 30, 2017		December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,216.2	$(442.1)	$1,160.5	$(345.5)
Acquired technology	8.0	(2.8)	7.1	(2.2)
Trademarks	30.2	(9.7)	27.4	(6.9)
Backlog	64.7	(64.7)	60.3	(60.3)
Other	47.6	(21.2)	36.4	(16.4)
Unamortized intangible assets:
Trademarks	623.5	—	609.5	—
Total other intangible assets	$1,990.2	$(540.5)	$1,901.2	$(431.3)

Other intangible assets at December 31, 2016 and 2015 consisted of the following:
	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,160,520	$(345,491)	$1,178,045	$(251,381)
Acquired technology	7,140	(2,236)	7,357	(926)
Trademarks	27,358	(6,860)	30,002	(1,241)
Backlog	60,279	(60,279)	60,606	(58,650)
Other	36,412	(16,373)	26,728	(5,937)
Unamortized intangible assets:
Trademarks	609,452	—	659,576	—
Total other intangible assets	$1,901,161	$(431,239)	$1,962,314	$(318,135)

Amortization of Intangible Assets
Amortization of intangible assets for the three and nine month periods ended September 30, 2017 and 2016 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Intangible asset amortization expense	$29.5	$30.7	$87.6	$90.8